DISTRIBUTIONS - Additional Information (Details) - Preferred Unitholders Capital [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares
Disclosure of classes of share capital [line items]
Quarterly Fixed Distribution Rate			4.50%	4.50%
Dividends recognised as distributions to owners per share	$ 0.27	$ 0.24	$ 0.52		$ 0.48
Pro Forma [Member]
Disclosure of classes of share capital [line items]
Quarterly Fixed Distribution Rate			3.974%	3.974%
Canada, Dollars
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners per share				$ 0.2813
Canada, Dollars | Pro Forma [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners per share				$ 0.2484